Annual Fund Operating Expenses - Delaware Opportunity Fund	Sep. 30, 2022
Class C
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%	[1]
Total annual fund operating expenses	1.95%
Fee waivers and expense reimbursements	(0.06%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.89%
Class R
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.21%	[1]
Total annual fund operating expenses	1.45%
Fee waivers and expense reimbursements	(0.06%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.39%

[1]	Other expenses“ for Class C and Class R are estimated and account for Class C and Class R shares not being subject to certain expenses as described further in the section of this Prospectus entitled ”Choosing a share class.“
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.89% of the Fund’s average daily net assets from January 18, 2023 through January 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.